ELFUN FUNDS

Elfun Diversified Fund

Supplement dated September 13, 2010

To the Prospectus dated April 30, 2010

Elfun Diversified Fund

Effective January 1, 2011, David Wiederecht and Greg Hartch will replace Judith A. Studer as portfolio managers of the Elfun Diversified Fund. In light of the foregoing change to one of the Elfun Diversified Fund’s portfolio managers, the Elfun Funds’ Prospectus (the “Prospectus”) is revised as follows, effective January 1, 2011:

1. On page 21 of the Prospectus, the sub-section entitled “Portfolio Managers” under the section entitled “Portfolio Management” is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Paul M. Colonna	5 years	President and Chief Investment Officer – Fixed Income
Greg Hartch	Less than 1 year	Senior Vice President
Ralph R. Layman	13 years	President and Chief Investment Officer – Public Equities
Thomas R. Lincoln	2 years	Senior Vice President
Diane M. Wehner	4 years	Senior Vice President
David Wiederecht	Less than 1 year	President and Chief Investment Officer – Investment Strategies

2. On page 40 of the Prospectus under the section entitled “About the Investment Adviser, Distributor and Servicing Agent — About the Funds’ Portfolio Managers,” the fifth paragraph under the heading “Portfolio Management Teams” is deleted in its entirety and replaced with the following:

The Elfun Diversified Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Greg Hartch, Ralph R. Layman, Thomas R. Lincoln, Diane M. Wehner and David Wiederecht. Mr. Hartch and Mr. Wiederecht are vested with oversight authority for determining asset allocations for the Fund, while each of the other portfolio managers is responsible for managing one of the following sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund’s objective. In addition to oversight authority for asset allocation, Mr. Hartch and Mr. Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments.

3. On page 41 of the Prospectus under the section entitled “About the Investment Adviser, Distributor and Servicing Agent — About the Funds’ Portfolio Managers,” the biography for Judith A. Studer is deleted in its entirety and the following biographies for David Wiederecht and Greg Hartch shall be added to the “Portfolio Manager Biographies” section:

David Wiederecht is the President and Chief Investment Officer — Investment Strategies and a Director at GE Asset Management. He will serve as a portfolio manager to the Elfun Diversified Fund effective January 2011. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President — Investment Strategies since 2008.

Greg Hartch is a Senior Vice President — Tactical Asset Allocation at GE Asset Management. He will serve as a portfolio manager to the Elfun Diversified Fund effective January 2011. Mr. Hartch joined GE Asset Management in 2002 and has held various positions at GE Asset Management including Senior Vice President — Alternative Assets from 2002 – 2004, Director of Fixed Income Research from 2004 – 2007 and Managing Director — International Real Estate from 2007 to 2010.

This Supplement should be retained with your Prospectus for future reference.

ELFUN FUNDS

Elfun Diversified Fund

Supplement dated September 13, 2010

To the Summary Prospectus dated April 30, 2010

Elfun Diversified Fund

Effective January 1, 2011, David Wiederecht and Greg Hartch will replace Judith A. Studer as portfolio managers of the Elfun Diversified Fund. In light of the foregoing change to one of the Elfun Diversified Fund’s portfolio managers, the Elfun Diversified Fund’s Summary Prospectus is revised as follows, effective January 1, 2011:

1. On page 4 of the Summary Prospectus, the sub-section entitled “Portfolio Managers” under the section entitled “Portfolio Management” is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Paul M. Colonna	5 years	President and Chief Investment Officer – Fixed Income
Greg Hartch	Less than 1 year	Senior Vice President
Ralph R. Layman	13 years	President and Chief Investment Officer – Public Equities
Thomas R. Lincoln	2 years	Senior Vice President
Diane M. Wehner	4 years	Senior Vice President
David Wiederecht	Less than 1 year	President and Chief Investment Officer – Investment Strategies

This Supplement should be retained with your Summary Prospectus for future reference.